UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March  31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2012

	Shares	Value

Corporate Bond Trust Certificates - 39.12%

Direct Trust Certificates - 26.29%
Aegon - 8%	10,000	261,400
BB&T Capital Trust VII - 8.10%	20,000	520,200
Aviva Plc Cap Sec - 8.25%	10,000	264,500
Bank One Capital VI - 7.2%	10,000	255,500
Citigroup Cap VII - 7.125%	15,000	378,300
General American Inv Co Pfd - 5.95%	17,000	435,387
General Electric Capital - 6.625%	23,000	598,690
Goldman Sachs - 6.5%	10,000	256,300
KKR Financial Holdings - 7.5%	4,000	100,120
Keycorp Cap X - 8.0%	12,000	306,000
MBNA Capital D - 8.125%	10,000	251,900
Merrill Lynch - 7.0%	12,000	297,240
Public Storage Pref X - 6.45%	28,500	721,335
PNC Capital Trust E - 7.75%	12,000	314,640
Qwest Corp 7.375%	5,000	130,200
U.S. Bancorp - 7.189%	500	395,000
United States Cellular Sr Nt 6.95%	4,500	117,360
		5,604,072

Third Party Trust Certificates - 12.83%
Corporate-Backed Trust Bristol Myers - 6.8%	29,000	769,950
Strats Tr Goldman Sachs - 7.5%	15,000	225,300
CorTS Trust IBM - 6.375%	12,300	326,073
CBTCS Duke - 7.875%	11,000	288,200
Lehman Fed Ex - 7.75%	39,000	427,089
Preferredplus Trust Verizon - 7.625%	26,000	698,620
		2,735,232

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $8,012,760)		8,339,304

Convertible Preferred Securities - 1.29%
Chesapeake Energy Corp Pfd. D. 4.5%	3,000	276,000
TOTAL CONVERTABLE PREFERRED SECURITIES (Cost $172,368)		276,000

Investment Companies - 34.02%

Closed-End Income Funds - 13.49%
John Hancock Premium Dividend	15,000	202,050
Putnam Premier Income Trust	130,000	716,300
Special Opportunities Fund	1,000	16,060
MFS Multimarket Income	43,000	300,140
Strategic Global Income	70,000	747,600
Western Asset Claymore Inflation-Linked Income	20,000	254,800
Western Asset Claymore Inflation-Linked Opportunity & Income	50,000	639,500
		2,876,450
Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
March 31, 2012
	Shares	Value

Closed-End Funds, Senior Securities - 20.54%
Gabelli Dividend & Income - 5.875%	30,000	765,900
Neuberger Berman Real Estate Income	24,000	102,720
Nuveen Insured Mass Tax Free Muni	13,700	137,685
Nuveen N.C. Dividend Advantage Mun	18,800	189,880
Gabelli Equity Trust - 6.20%	30,000	765,600
The GDL Fund - 7.00%	17,500	882,000
Royce Micro CapTrust - 6%	30,000	766,080
Royce Value Trust - 5.9%	30,000	766,200
		4,376,065

TOTAL INVESTMENT COMPANIES (Cost $6,895,712)		7,252,515

REIT Preferred Shares - 17.55%
Commonwealth Reit - 6.50%, Series D	15,000	320,400
Duke Realty Corp - 8.375%, Series O	12,000	312,120
Equity Residential - 6.48%, Series N	30,000	753,000
First Potomac Realty - 7.75% Prf A	19,000	475,190
Winthrop Rlty Tr Pfd Ser D - 9.25%	20,000	507,600
Summit Hotel Pptys Pfd Ser A - 9.25%	5,000	129,850
LaSalle Hotel Pptys Pfd - 7.50% Series H	14,500	366,995
Prologis Trust - 6.750%, Series S	23,000	577,070
PS Business Pks Inc Prf R - 6.45%	7,000	175,490
PS Business Pks Inc Prf R - 6.875%	4,800	124,032
TOTAL REIT PREFERRED SHARES (Cost $3,457,395)		3,741,747

Money Market Securities - 7.41%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $1,579,088)	1,579,088	1,579,088

TOTAL INVESTMENTS (Cost$20,117,323) - 99.39%		21,188,654

Other Assets in Excess of Liabilities 0.61%		130,179

TOTAL NET ASSETS - 100%		$ 21,318,832

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2012.

	2,581,188	21,318,832.42

Ancora Trust
Ancora Equity Fund
Schedule of Investments
March 31, 2012

	Shares	Value
Common Stocks - 76.54%

Airlines - 2.12%
United Continental Holdings (a)	10,000	215,000
		215,000
Basic Materials - 2.18%
The Mosaic Co.	4,000	221,160
		221,160
Energy - 3.97%
Apache	4,000	401,760
		401,760
Financial Services - 15.89%
Ameriprise Financial	5,000	285,650
American Express	5,000	289,300
Bank of New York Mellon	10,000	241,300
Berkshire Hathaway Cl B (a)	3,500	284,025
JP Morgan Chase	5,000	229,900
Legg Mason	10,000	279,300
		1,609,475

Health Care - 18.01%
Abbott Labratories	5,000	306,450
Baxter International	5,000	298,900
Celgene	7,000	542,640
Novartis	2,000	110,820
Pfizer	15,000	339,675
Teva Pharmaceutical Industries ADR	5,000	225,300
		1,823,785

Industrial Goods - 4.80%
Corning	20,000	281,600
ABB Ltd (a)	10,000	204,100
		485,700

Machinery and Equipment - 4.49%
Parker Hannifan	3,000	253,650
General Electric	10,000	200,700
		454,350

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
March 31, 2012

Common Stocks - 76.54% Continued	Shares	Value

Entertainment & Media - 3.67%
Walt Disney	8,500	372,130
		372,130

Technology - 21.41%
EMC (a)	20,000	597,600
Ebay (a)	7,000	258,300
Intel	5,000	140,575
International Business Machines	2,500	521,625
International Game Technology	7,000	117,530
Microsoft	5,000	161,275
Xerox	25,000	201,875
Thermo Fisher Scientific (a)	3,000	169,140
		2,167,920

TOTAL COMMON STOCKS (Cost $5,993,489)		7,751,280

Investment Companies - 17.95%
Adams Express	40,000	439,200
Boulder Total Return	28,000	477,400
Eaton Vance Risk Managed Equity	40,000	423,600
Tri Continental	30,000	477,600

TOTAL INVESTMENT COMPANIES (Cost $1,533,774)		1,817,800

Money Market Securities - 6.35%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $642,617)	642,617	642,617

TOTAL INVESTMENTS (Cost $8,169,880) 100.83%		$ 10,211,697

Other Liabilities in Excess of Assets -0.83%		(84,145)

TOTAL NET ASSETS - 100.00%		$ 10,127,552

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2012.
ADR - American Depository Receipt

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2012

	Shares	Value
Common Stocks - 61.41%

Consumer Goods & Services -2.2%
Supervalu	32,000	182,720
		182,720
Entertainment & Media -4.47%
Gannett	17,000	260,610
Lakes Entertainment (a)	15,000	27,000
Marth Stewart Omnimedia (a)	22,000	83,820
		371,430
Energy -1.77%
StealthGas (a)	25,000	147,500
		147,500

Financial -11.17%
Alliance Bankshares (a)	44,200	179,010
Janus Capital Group	30,000	267,300
PVF Capital (a) (e)	210,000	409,500
Rodman & Renshaw Capital Group (a)	70,000	73,150
		928,960

Healthcare - 15.87%
Albany Molecular Research (a)	130,000	351,000
Pfizer	20,000	452,900
Safeguard Scientific (a)	30,000	516,000
		1,319,900

Homeland Security - 10.69%
Mace Security International (a) (c) (d)	2,574,368	429,919
Lakeland Industries (a)	45,000	459,000
		888,919

Industrial Goods - 3.12%
Conrad Inds	4,000	71,560
Continential Materials (a)	11,000	188,320
		259,880

Materials -3.88%
Ferro (a)	15,000	89,100
Vale	10,000	233,300
		322,400

Technology - 2.51%
Active Power (a)	100,000	78,010
Digital Angel (a)	180,075	24,292
Yahoo (a)	7,000	106,540
		208,842

Miscellaneous - 5.73%
Contra SoftBrands (a)	40,000	-
Steel Excel (a)	16,000	448,000
REMEC (a) (c)	343,500	28,511
		476,511

TOTAL COMMON STOCKS (Cost $5,241,753)		5,107,062

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
March 31, 2012

Investment Companies - 24.5%
Alpine Total Dynamic Dividend Fund	15,000	71,100
Boulder Growth & Income	45,000	282,150
The GDL Fund	3,500	176,400
New Ireland Fund	11,000	89,319
Eaton Vance Risk Managed Equity	33,000	349,470
Royce Focus Trust	25,000	174,000
Madison Claymore Covered Call & Equity Strategy	50,000	413,500
Special Opportunities Fund	30,000	481,800

TOTAL INVESTMENT COMPANIES (Cost $1,914,395)		2,037,739

REIT Preferred Shares - 6.40%
Commonwealth Reit - 6.50%, Series D	15,000	320,400

TOTAL REIT PREFERRED SHARES (Cost $139,705)		320,400

Money Market Securities - 11.7%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $972,878)	972,878	972,878
		972,878

TOTAL INVESTMENTS (Cost $8,268,730) 101.46%		8,438,079

Liabilities -1.46%		(121,563)

TOTAL NET ASSETS - 100.00%		$ 8,316,516

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2012.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Fund Chairman serves on the Board of Directors for this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2012

	Shares	Value
Common Stocks - 84.65%

Basic Materials - 4.66%
Insteel Industries, Inc.	6,500	78,975
Landec Corp (a)	16,000	104,480
Penford Corp. (a)	17,500	118,300
Zoltek Companies, Inc. (a)	4,500	50,940
		352,695

Consumer Products & Services - 19.13%
A.T. Cross Co. Class-A (a)	4,664	56,155
Benihana, Inc. (a)	8,000	104,400
Callaway Golf Co.	25,000	169,000
Cobra Electronics Corp. (a)	30,000	120,000
Courier Corp.	10,000	116,000
Emerson Radio (a)	38,121	76,623
Hooker Furniture	5,000	68,250
John B Sanfilippo & Son (a)	10,549	131,546
Kimball International, Inc. Class-B	17,500	120,925
Lakeland Industries, Inc. (a)	14,660	149,532
Luby's Inc (a)	20,000	121,400
Mace Security International (a) (c) (d)	150,000	25,050
Natuzzi, S.P.A. ADR (a)	25,771	69,584
Stanley Furniture Co. Inc. (a)	22,879	109,819
Tandy Brands Accessories, Inc. (a)	4,728	8,226
		1,446,511

Corporate Services - 3.47%
RCM Technologies, Inc. (a)	10,980	61,159
Iteris, Inc. (a)	65,000	96,850
Hawaiian Holdings, Inc. (a)	20,000	104,600
		262,609

Energy - 3.38%
Goodrich Petroleum Corp (a)	6,000	114,120
Vaalco Energy, Inc. (a)	15,000	141,750
		255,870

Entertainment & Media - 1.66%
Marcus Corp	10,000	125,500
		125,500

Financial - 8.64%
Presidential Life Corp	10,074	115,146
Trustco Bank (a)	7,000	39,970
Savannah Bancorp Inc	7,000	36,190
State Auto Financial Corp	7,500	109,575
Boston Private Financial Holdings Inc.	10,000	99,100
FBR & Co (a)	30,000	77,100
LNB Bancorp	10,000	69,400
MVC Capital Inc.	5,000	65,650
PVF Capital Corp (a) (e)	21,100	41,145
		653,276

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments - continued
March 31, 2012

Common Stocks - 84.65% Continued	Shares	Value

Healthcare - 13.08%
Albany Molecular Research, Inc. (a)	45,000	121,500
Cambrex (a)	1,150	8,039
Cryolife, Inc. (a)	12,047	63,488
Digirad Corp. (a)	25,000	52,500
Heska Corp. (a)	7,970	90,699
Invacare	4,000	66,280
Lannett Co., Inc. (a)	20,395	85,047
Medical Action Industries Inc (a)	16,002	91,531
RTI Biologics Inc (a)	25,000	92,500
SurModics Inc (a)	5,000	76,850
Syneron Medical Ltd (a)	10,044	107,672
Theragenics Corp. (a)	72,228	132,900
		989,005

Machinery & Equipment - 6.42%
Deswell Industries, Inc.	22,500	54,898
FreightCar America	4,500	101,205
Lawson Products, Inc.	5,002	75,580
Lydall, Inc. (a)	12,500	127,375
Material Sciences Corp. (a)	10,000	82,500
Perceptron, Inc. (a)	7,500	43,800
		485,358

Technology - 21.77%
Accelrys, Inc. (a)	7,802	62,260
Amtech Systems, Inc. (a)	6,000	49,980
AuthenTec, Inc (a)	40,000	126,400
Axcelis Technologies, Inc. (a)	80,000	137,600
Aviat Networks, Inc. (a)	70,000	197,400
AXT Inc. (a)	20,000	127,000
Bluephoenix Solutions Ltd. (a)	7,500	11,925
BTU International, Inc. (a)	28,170	87,045
Digital Ally, Inc. (a)	36,350	27,990
Frequency Electronics, Inc. (a)	13,048	107,907
iGo, Inc (a)	24,248	20,611
Imation Corp. (a)	20,090	124,357
Kopin Corp. (a)	12,500	50,875
Leadis Technology, Inc. (a)	33,812	6,424
Neutral Tandem Inc (a)	4,000	48,760
Hawaiian Telecom (a)	4,000	68,960
Rimage Corp.	8,500	85,085
Sillicon Graphics International Corp. (a)	8,000	77,440
Sillicon Image, Inc. (a)	13,500	79,380
Trio-Tech International (a)	13,322	28,776
Vicon Industries, Inc. (a)	15,550	50,382
WPCS International Inc. (a)	55,000	69,850
		1,646,406

Transportation - 1.12%
Frozen Food Express Industries (a)	24,325	30,328
Euroseas	24,000	54,720
		85,048

Miscelaneous - 1.30%
Steel Excel, Inc. (a)	3,500	98,000
		98,000

TOTAL COMMON STOCKS (Cost $5,439,337)		6,400,277

Money Market Securities - 15.38%
First American Government Obligations -	1,162,999	1,162,999
Class Y, 0.00% (a) (b) (Cost $1,162,999)

TOTAL INVESTMENTS (Cost $6,602,335) 100.03%		$ 7,563,276

Liabilities in Excess of Other Assets -0.03%		(1,991)

TOTAL NET ASSETS - 100.00%		$ 7,561,284

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2012.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Funds Chairman serves on the Board of Directors for this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.
ADR - American Depository Receipt

* Security Valuation Note

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 21,318,832	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 21,318,832	- 0 -

Ancora Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 10,127,552	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 10,127,552	- 0 -

Ancora Special Opportunity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 8,316,516	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 8,316,516	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 7,561,284	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 7,561,284	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: April 12, 2012